Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Series D and E Convertible Preferred Stock [member]	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Total stockholders' equity at Dec. 31, 2013		$ 311	$ 609,907	$ (13,972,552)	$ (13,362,334)
Stock-based compensation					604,976
Net loss		0	0	(7,917,853)	(7,917,853)
Total stockholders' equity at Dec. 31, 2014		3,787	24,516,692	(24,550,308)	4,000,713
Stock-based compensation					4,463,695
Net loss		$ 0	0	(18,105,315)	(18,105,315)
Ending Balance, Shares at Dec. 31, 2015	224,823	3,836,631
Total stockholders' equity at Dec. 31, 2015	$ 2,248	$ 38,366	67,999,928	(60,601,778)	7,438,764
Conversion of Series D Preferred Stock to common stock, Shares	(59,001)	797,312
Conversion of Series D Preferred Stock to common stock, Amount	$ (590)	$ 7,974	(7,384)		0
Issuance of warrants in connection with note payable transaction on August 2016			607,338		607,338
Issuance of whole in lieu of fractional shares resulting from reverse split in August 2016, Shares		2,426
Issuance of whole in lieu of fractional shares resulting from reverse split in August 2016, Value		$ 24	(24)		0
Issuance of Series F convertible preferred stock, warrants and common stock in August public offering, net of $866,410 in issuance costs, Shares	665,281	1,297,038
Issuance of Series F convertible preferred stock, warrants and common stock in August public offering, net of $866,410 in issuance costs, Amount	$ 6,653	$ 12,970	8,552,720	0	8,572,343
Issuance of additional common stock related to April 2015 financing, Shares		255,459
Issuance of additional common stock related to April 2015 financing, Amount		$ 2,555	(2,555)	0	0
Stock issued for services, Shares		35,644
Stock issued for services, Amount		$ 356	$ 163,644		$ 164,000
Stock issued upon vesting of restricted stock units in April, July and August of 2016, net of payroll taxes, Shares		$ 71,600	$ (7,384)		$ 0
Stock issued upon vesting of restricted stock units in April, July and August of 2016, net of payroll taxes, Amount		$ 716	$ (178,539)		$ (177,823)
Stock-based compensation			3,459,992		3,459,992
Net loss				(12,550,493)	(12,550,493)
Ending Balance, Shares at Sep. 30, 2016	831,103	6,296,110
Total stockholders' equity at Sep. 30, 2016	$ 8,311	$ 62,961	$ 80,595,120	$ (73,152,271)	$ 7,514,121